Capital and financial risk management - Liquidity risk - Maturity profile for non-derivative financial liabilities - Additional information (Details) - Liquidity risk - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022
Non-derivative financial liabilities
Bonds subject to material adverse change clause	€ 0
Not later than one year [Member]
Non-derivative financial liabilities
Spectrum licence payables	196	€ 2,319
Collateral liabilities	4,886	2,914
Later than one year and not later than two years [Member]
Non-derivative financial liabilities
Spectrum licence payables	170	165
Later than two years and not later than three years [Member]
Non-derivative financial liabilities
Spectrum licence payables	199	199
Later than three years and not later than four years [Member]
Non-derivative financial liabilities
Spectrum licence payables	199	199
Later than four years and not later than five years [Member]
Non-derivative financial liabilities
Spectrum licence payables	199	662
Later than five years [Member]
Non-derivative financial liabilities
Spectrum licence payables	€ 587	€ 136